T. ROWE PRICE TAX-FREE HIGH YIELD FUND
November 30, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 98.9%
ALABAMA 1.7%
Huntsville-Redstone Village Special Care Fac. Fin. Auth. , 5.50%,
1/1/28 (1)(2)	3,695	2,362
Huntsville-Redstone Village Special Care Fac. Fin. Auth. , 5.50%,
1/1/43 (1)(2)	2,865	1,842
Huntsville-Redstone Village Special Care Fac. Fin. Auth. , Series
A, 6.875%, 1/1/43 (1)(2)	2,000	1,282
Huntsville-Redstone Village Special Care Fac. Fin. Auth. , Series
A, 7.50%, 1/1/47 (1)(2)	3,580	2,292
Jefferson County, Sewer, Series A, 5.25%, 10/1/48 (3)	14,500	16,147
Jefferson County, Sewer, Series A, 5.50%, 10/1/53 (3)	23,000	25,726
Tuscaloosa County IDA, Hunt Refining Project, Series A, IDRB,
4.50%, 5/1/32 (4)	3,545	3,929
Tuscaloosa County IDA, Hunt Refining Project, Series A, IDRB,
5.25%, 5/1/44 (4)	23,300	26,177
		79,757

ALASKA 0.0%
Alaska Housing Fin. , Series A, VRDN, 0.13%, 6/1/32 (5)	655	655
		655

ARIZONA 1.5%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 0.961%, 1/1/37	2,750	2,586
Arizona IDA, Cadence Campus Project, Series A, IDRB, 4.00%,
7/15/40 (4)	925	953
Arizona IDA, Cadence Campus Project, Series A, IDRB, 4.00%,
7/15/50 (4)	1,600	1,625
Arizona IDA, Doral Academy - Fire Mesa, Series A, IDRB, 5.00%,
7/15/39 (4)	1,325	1,482
Arizona IDA, Doral Academy - Fire Mesa, Series A, IDRB, 5.00%,
7/15/49 (4)	1,175	1,297
Arizona IDA, Odyssey Preparatory Academy, IDRB, 5.00%,
7/1/49 (4)	4,350	4,680

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Arizona IDA, Odyssey Preparatory Academy, IDRB, 5.25%,
7/1/37 (4)	3,000	3,248
Arizona IDA, Odyssey Preparatory Academy, IDRB, 5.50%,
7/1/52 (4)	3,400	3,671
Maricopa County PCR, El Paso Electric, Series A, 4.50%,
8/1/42	3,250	3,366
Peoria IDA, Sierra Winds Life Care, Series A, IDRB, 5.50%,
11/15/34	3,700	3,537
Peoria IDA, Sierra Winds Life Care, Series A, IDRB, 5.75%,
11/15/40	6,000	5,687
Phoenix Civic Improvement, Capital Appreciation, Series B,
5.50%, 7/1/29 (6)	7,985	10,724
Phoenix Civic Improvement, Capital Appreciation, Series B,
5.50%, 7/1/30 (6)	7,340	10,069
Phoenix Civic Improvement, Capital Appreciation, Series B,
5.50%, 7/1/33 (6)	1,250	1,810
Phoenix IDA, Phoenix Student Housing, IDRB, 5.00%, 7/1/44	1,000	1,059
Phoenix IDA, Phoenix Student Housing, IDRB, 5.00%, 7/1/49	600	632
Phoenix IDA, Phoenix Student Housing, IDRB, 5.00%, 7/1/59	2,120	2,218
Pima County IDA, American Leadership Academy, IDRB,
4.75%, 6/15/37 (4)	5,250	5,332
Salt Verde Financial, 5.00%, 12/1/32	3,550	4,748
		68,724

ARKANSAS 0.5%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49 (4)(5)	14,600	15,365
Arkansas DFA, Big River Steel Project, 4.75%, 9/1/49 (4)(5)	5,000	5,396
Arkansas DFA, Washington Regional Medical Center, Series A,
5.00%, 2/1/35	915	1,020
Arkansas DFA, Washington Regional Medical Center, Series C,
5.00%, 2/1/35	1,210	1,348
		23,129

CALIFORNIA 3.5%
California Housing Fin. , Series A, VR, 4.25%, 1/15/35	3,521	4,035

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)

California Municipal Fin. Auth. , Baptist Univ. , Series A, 5.00%,
11/1/46 (4)	3,000	3,174

California Municipal Fin. Auth. , LINXS APM Project, Series A,
5.00%, 12/31/43 (5)	15,215	17,841

California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/49	3,000	3,486

California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/52	2,500	2,899

California Statewide CDA, 899 Charleston Moldaw Residences,
Series A, 5.375%, 11/1/49 (4)	3,500	3,630

California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (4)	3,000	3,449

California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46 (4)	4,000	4,387

California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (4)	8,250	9,191

California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/54	13,000	14,214

California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4)	18,595	21,407

California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29	2,000	2,222

California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/34	1,075	1,278

California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/39	1,000	1,169

California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49	500	572

California Statewide CDA, Terraces at San Joaquin Gardens,
Series A, 6.00%, 10/1/42 (Prerefunded 10/1/22) (7)	5,250	5,800

California Statewide CDA, Terraces at San Joaquin Gardens,
Series A, 6.00%, 10/1/47 (Prerefunded 10/1/22) (7)	850	939

California Statewide Fin. Auth. , Tobacco Industry, Series A,
6.00%, 5/1/43	1,500	1,514

Chula Vista Ind. Dev. , San Diego Gas & Electric, Series C,
5.875%, 2/15/34	2,000	2,007

Chula Vista Ind. Dev. , San Diego Gas & Electric, Series D,
5.875%, 1/1/34	5,000	5,019

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Golden State Tobacco Securitization, Tobacco Industry, Series
A-2, 5.30%, 6/1/37	33,050	34,268
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27	300	316
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28	410	430
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 0.871%, 7/1/27	7,330	7,287
Riverside County Redev. Agency, Interstate 215 Corridor
Redev. , 7.00%, 12/1/31 (Prerefunded 12/1/21) (7)	1,600	1,705
Riverside County Redev. Agency, Interstate 215 Corridor
Redev. , 7.00%, 12/1/31 (Prerefunded 12/1/21) (7)	300	320
Riverside County Redev. Agency, Interstate 215 Corridor
Redev. , Series E, 7.25%, 12/1/40 (Prerefunded 12/1/21) (7)	2,850	3,044
San Mateo, Community Fac. Dist. No. 2008-1, 6.00%, 9/1/42	1,500	1,592
Santa Margarita Water Dist. , Community Fac. Dist. No. 2013-1,
5.625%, 9/1/43	2,400	2,626
West Sacramento Fin. Auth. , Series A, 5.00%, 9/1/34 (8)	1,975	2,692
		162,513

COLORADO 4.9%
Arista Metropolitan Dist. , Series A, GO, 5.00%, 12/1/38	2,480	2,630
Arista Metropolitan Dist. , Series A, GO, 5.125%, 12/1/48	7,000	7,394
Bellview Station Metropolitan Dist. No. 2, GO, 5.00%, 12/1/36	500	514
Bellview Station Metropolitan Dist. No. 2, GO, 5.125%, 12/1/46	2,375	2,431
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48	8,670	9,174
Brighton Crossing Metropolitan Dist. No. 4, Series A, GO,
5.00%, 12/1/47	1,225	1,269
Broadway Station Metropolitan Dist. No. 3, GO, 5.00%, 12/1/39	750	795
Broadway Station Metropolitan Dist. No. 3, GO, 5.00%, 12/1/49	2,250	2,356
Buffalo Highlands Metropolitan Dist. , Series A, GO, 5.25%,
12/1/38	1,000	1,044
Buffalo Highlands Metropolitan Dist. , Series A, GO, 5.375%,
12/1/48	3,250	3,374
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.00%, 12/1/37	1,250	1,314
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.125%,
12/1/47	4,500	4,729

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Canyons Metropolitan Dist. No. 6, Series A, GO, 6.125%,
12/1/47	2,000	2,102
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47 (4)	3,500	3,617
Colorado Ed. & Cultural Fac. Auth. , Windsor Charter, 5.00%,
9/1/36 (4)	1,000	1,015
Colorado Ed. & Cultural Fac. Auth. , Windsor Charter, 5.00%,
9/1/46 (4)	1,395	1,411
Colorado HFA, Children's Hosp. , Series A, VRDN, 0.12%,
12/1/52	2,900	2,900
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/31	1,300	1,396
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/37	1,675	1,779
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%,
5/15/33	1,415	1,486
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%,
5/15/39	2,250	2,363
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35 (4)	1,460	1,469
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (4)	1,365	1,374
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (4)	4,145	4,186
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47	950	1,037
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51	8,830	9,616
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56	14,305	15,551
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46	6,775	7,200
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.00%, 12/1/33	3,040	3,229
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48	2,200	2,314
Cornerstar Metropolitan Dist. , Series A, GO, 5.125%, 12/1/37	500	518
Cornerstar Metropolitan Dist. , Series A, GO, 5.25%, 12/1/47	2,600	2,680
Denver City & County Airport, United Airlines, 5.00%, 10/1/32
(5)	32,190	33,225

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48	1,290	1,376
Green Valley Ranch East Metropolitan Dist. No 6, Series A, GO,
5.875%, 12/1/50	2,200	2,311
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO,
5.125%, 12/1/37	1,695	1,763
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.25%,
12/1/47	3,970	4,104
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48	4,905	5,075
Palisade Metropolitan Dist. No. 2, GO, 5.00%, 12/1/46	2,447	2,507
Park Creek Metropolitan Dist. , Property Tax, Series A, 5.00%,
12/1/45	19,500	22,429
Public Auth. for Colorado Energy, 6.25%, 11/15/28	6,025	7,687
Public Auth. for Colorado Energy, 6.50%, 11/15/38	16,635	26,305
Saint Vrain Lakes Metropolitan Dist. No. 2, Series A, GO, 5.00%,
12/1/37	1,000	1,054
Saint Vrain Lakes Metropolitan Dist. No. 2, Series A, GO,
5.125%, 12/1/47	3,050	3,214
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 4.50%,
12/1/28	496	512
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/43	1,000	1,039
Southglenn Metropolitan Dist. , GO, 5.00%, 12/1/36	810	835
Southglenn Metropolitan Dist. , GO, 5.00%, 12/1/46	1,600	1,637
STC Metropolitan Dist. No. 2, Series A, GO, 4.00%, 12/1/29	1,000	1,022
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38	850	886
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49	1,000	1,029
Vauxmont Metropolitan Dist. , GO, 5.00%, 12/1/32 (3)	750	968
Vauxmont Metropolitan Dist. , GO, 5.00%, 12/1/35 (3)	300	384
Vauxmont Metropolitan Dist. , GO, 5.00%, 12/1/50 (3)	1,500	1,849
Whispering Pines Metropolitan Dist. No. 1, Series A, GO, 5.00%,
12/1/37	1,000	1,043
Whispering Pines Metropolitan Dist. No. 1, Series A, GO, 5.00%,
12/1/47	3,380	3,478
		229,999

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)

CONNECTICUT 1.8%
Connecticut HEFA, Church Home of Hartford, Series A, 5.00%,
9/1/46 (4)	1,000	1,033
Connecticut HEFA, Church Home of Hartford, Series A, 5.00%,
9/1/53 (4)	1,600	1,642
Connecticut HEFA, Hartford Univ. , 4.00%, 7/1/44	3,625	3,594
Connecticut HEFA, Hartford Univ. , 4.00%, 7/1/49	3,855	3,772
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/31	3,945	4,282
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/32	4,140	4,481
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/33	2,595	2,802
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/34	1,815	1,952
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/43	10,250	10,837
Connecticut HEFA, Stamford Hosp. , Series J, 5.00%, 7/1/42	15,380	16,008
Connecticut Housing Single Family and Multi-Family, Tender
Option Bond Trusts Receipts, Series 2016-XF0492, RIB, VR,
0.01%, 5/15/42 (4)(5)	5,000	5,008
Hamden Town, Whitney Center Project, 5.00%, 1/1/40	9,000	9,173
Hamden Town, Whitney Center Project, 5.00%, 1/1/50	9,000	9,041
Mashantucket Western Pequot Tribe, 6.05% (PIK), 7/1/31 (1)(9)	25,151	1,635
Mohegan Tribe Indians, Priority Distributions, Series C, 5.25%,
2/1/22 (4)	4,860	4,915
Mohegan Tribe Indians, Priority Distributions, Series C, 5.50%,
2/1/23 (4)	3,140	3,238
		83,413

DELAWARE 1.4%
Delaware Economic Dev. Auth. , Indian River Power, 5.375%,
10/1/45 (Prerefunded 12/18/20) (7)	11,835	11,862
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37	1,000	1,207
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43	6,210	7,414
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48	2,570	3,049
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50	3,400	4,025

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Delaware HFA, Nanticoke Memorial Hospital, 5.00%, 7/1/28
(Prerefunded 7/1/23) (7)	4,000	4,470
Delaware HFA, Nanticoke Memorial Hospital, 5.00%, 7/1/32
(Prerefunded 7/1/23) (7)	3,250	3,632
Delaware State Economic Dev. Auth. , Newark Charter School,
4.00%, 9/1/30	250	290
Delaware State Economic Dev. Auth. , Newark Charter School,
5.00%, 9/1/40	1,300	1,575
Delaware State Economic Dev. Auth. , Newark Charter School,
5.00%, 9/1/50	1,750	2,078
Kent County, CHF Dover and Delaware Univ. Project, Series A,
5.00%, 7/1/48	2,725	2,619
Kent County, CHF Dover and Delaware Univ. Project, Series A,
5.00%, 7/1/53	4,350	4,148
Kent County, CHF Dover and Delaware Univ. Project, Series A,
5.00%, 7/1/58	3,685	3,483
Kent County, CHF Dover and Delaware Univ. Project, Series A,
5.00%, 7/1/32	260	258
Kent County, CHF Dover and Delaware Univ. Project, Series A,
5.00%, 7/1/40	750	730
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36	11,045	11,805
Sussex County, NRG Energy, Indian River, 6.00%, 10/1/40
(Prerefunded 12/18/20) (7)	5,000	5,013
		67,658

DISTRICT OF COLUMBIA 1.9%
District of Columbia, American Society Hematology, 5.00%,
7/1/42	5,095	5,415
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/32	2,125	2,240
District of Columbia, Friendship Public Charter School, Series
A, 5.00%, 6/1/36	3,000	3,392
District of Columbia, Friendship Public Charter School, Series
A, 5.00%, 6/1/41	1,945	2,171
District of Columbia, Friendship Public Charter School, Series
A, 5.00%, 6/1/46	2,885	3,195

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37	2,895	2,885
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42	5,135	4,977
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52	12,065	11,442
District of Columbia, Methodist Home of D. C. , Series A-R,
5.125%, 1/1/35	1,565	1,435
District of Columbia, Methodist Home of D. C. , Series A-R,
5.25%, 1/1/39	1,015	920
District of Columbia Tobacco Settlement Fin. , Series A, Zero
Coupon, 6/15/46	48,185	10,033
District of Columbia Tobacco Settlement Fin. , Series B, Zero
Coupon, 6/15/46	23,000	3,197
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 6.50%, 10/1/44	14,000	18,360
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, Zero Coupon, 10/1/37 (3)	12,805	8,248
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, Zero Coupon, 10/1/38	10,000	5,936
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, Zero Coupon, 10/1/39	2,000	1,147
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, Zero Coupon, 10/1/40	5,000	2,766
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series C, 6.50%, 10/1/41 (8)	1,000	1,256
		89,015

FLORIDA 4.1%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34	240	241
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49	9,450	9,477
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series
A, 5.00%, 12/1/44	15,500	17,693
Boggy Creek Improvement Dist. , Special Assessment, Series
2013, 5.125%, 5/1/43	9,875	10,213

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)

Capital Projects Fin. Auth. , Florida Univ. Project, Series A-1,
5.00%, 10/1/29	875	1,000

Capital Projects Fin. Auth. , Florida Univ. Project, Series A-1,
5.00%, 10/1/30	250	287

Capital Projects Fin. Auth. , Florida Univ. Project, Series A-1,
5.00%, 10/1/31	1,115	1,271

Capital Projects Fin. Auth. , Florida Univ. Project, Series A-1,
5.00%, 10/1/33	1,000	1,133

Capital Projects Fin. Auth. , Florida Univ. Project, Series A-1,
5.00%, 10/1/34	1,250	1,410

Celebration Pointe Community Dev. Dist. No. 1, Alachua County,
5.00%, 5/1/32 (4)	1,140	1,235

Celebration Pointe Community Dev. Dist. No. 1, Alachua County,
5.00%, 5/1/48 (4)	3,095	3,262

Celebration Pointe Community Dev. Dist. No. 1, Special
Assessment, 4.75%, 5/1/24	710	753

Celebration Pointe Community Dev. Dist. No. 1, Special
Assessment, 5.125%, 5/1/45	955	995

Crossings at Fleming Island Community Dev. Dist. , Special
Assessment, Series A-1, 4.50%, 5/1/30	415	429

Davie Ed. Fac. , Nova Southeastern Univ. , Series A, 6.00%,
4/1/42 (Prerefunded 4/1/23) (7)	12,160	13,765

Double Branch Community Dev. Dist. , Special Assessment,
Series A-1, 4.00%, 5/1/25	250	268

Fishhawk Community Dev. Dist. IV, Special Assessment, 7.25%,
5/1/43	2,110	2,341

Florida Higher Ed. Fac. Fin. Auth. , Jacksonville Univ. , Series A-1,
4.75%, 6/1/38 (4)	3,150	3,238

Florida Higher Ed. Fac. Fin. Auth. , Jacksonville Univ. , Series A-1,
5.00%, 6/1/48 (4)	12,445	12,845

Florida Higher Ed. Fac. Fin. Auth. , Nova Southeastern Univ. ,
5.00%, 4/1/30	1,150	1,351

Florida Higher Ed. Fac. Fin. Auth. , Nova Southeastern Univ. ,
5.00%, 4/1/31	2,670	3,128

Florida Higher Ed. Fac. Fin. Auth. , Nova Southeastern Univ. ,
5.00%, 4/1/32	1,750	2,043

Florida Higher Ed. Fac. Fin. Auth. , Nova Southeastern Univ. ,
5.00%, 4/1/36	1,000	1,156

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Hillsborough County IDA, Baycare Health Sys. , Series D, IDRB,
VRDN, 0.11%, 11/15/42	1,200	1,200
Jacksonville, Educational Fac. , Series B, 5.00%, 6/1/53 (4)	9,690	9,971
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39 (4)	1,200	1,363
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48 (4)	1,505	1,718
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 4.00%, 5/1/22	225	228
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.25%, 5/1/37	3,645	4,031
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47	4,600	5,072
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36	1,805	1,961
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46	3,540	3,841
Lakewood Ranch Stewardship Dist., Northeast Sector-Phase
1B, 5.30%, 5/1/39	1,000	1,115
Lakewood Ranch Stewardship Dist., Northeast Sector-Phase
1B, 5.45%, 5/1/48	1,725	1,936
Lee County IDA, Preserve, Series A, IDRB, 5.00%, 12/1/27 (4)	325	332
Lee County IDA, Preserve, Series A, IDRB, 5.375%, 12/1/32 (4)	1,000	1,024
Lee County IDA, Preserve, Series A, IDRB, 5.625%, 12/1/37 (4)	1,490	1,522
Lee County IDA, Preserve, Series A, IDRB, 5.75%, 12/1/52 (4)	8,250	8,331
Miami-Dade County Aviation, Series A, 5.00%, 10/1/31
(Prerefunded 10/1/22) (5)(7)	2,000	2,170
OTC Community Dev. Dist. , Jacksonville, Special Assessment,
Series A, 5.30%, 5/1/38	1,945	1,946
Palm Beach County HFA, Sinai Residences Boca Raton, Series
A, IDRB, 7.50%, 6/1/49	4,750	5,177
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/37	1,385	1,483
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/42	1,600	1,703
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/47	3,205	3,402

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/52	6,770	7,168
Sumter County IDA, Central Florida Health Alliance, Series A,
IDRB, 5.25%, 7/1/44	6,170	6,759
Tampa, Univ. of Tampa, 5.00%, 4/1/40	2,500	2,822
Tampa, Univ. of Tampa, 5.00%, 4/1/45	6,120	6,858
Tolomato Community Dev. Dist. , Special Assessment, Series
2015-1, STEP, 5/1/40	960	884
Tolomato Community Dev. Dist. , Special Assessment, Series
2015-2, STEP, 5/1/40	590	420
Tolomato Community Dev. Dist. , Special Assessment, Series
2015-3, 6.61%, 5/1/40 (1)(2)	640	—
Tolomato Community Dev. Dist. , Special Assessment, Series 3,
6.45%, 5/1/23 (1)(2)	155	—
Tolomato Community Dev. Dist. , Special Assessment, Series 3,
6.65%, 5/1/40 (1)(2)	160	—
Tolomato Community Dev. Dist. , Special Assessment,
Series A-4, STEP, 5/1/40	235	190
Village Community Dev. Dist. No. 9, Special Assessment,
5.25%, 5/1/31	1,195	1,240
Village Community Dev. Dist. No. 9, Special Assessment,
5.50%, 5/1/42	1,560	1,621
Village Community Dev. Dist. No. 10, Special Assessment,
5.00%, 5/1/32	2,235	2,338
Village Community Dev. Dist. No. 10, Special Assessment,
5.125%, 5/1/24	1,620	1,727
Village Community Dev. Dist. No. 10, Special Assessment,
5.125%, 5/1/43	4,265	4,473
Village Community Dev. Dist. No. 10, Special Assessment,
5.75%, 5/1/31	3,430	3,748
Village Community Dev. Dist. No. 10, Special Assessment,
6.00%, 5/1/44	4,325	4,754
		194,062

GEORGIA 2.4%
Atlanta Dev. Auth. , Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29	3,000	1,889

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Atlanta Dev. Auth. , Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35	16,725	10,517
Atlanta Dev. Auth. , Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40	10,770	6,770
Fulton County Residential Care Fac. for the Elderly Auth. ,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (4)	3,450	3,461
Fulton County Residential Care Fac. for the Elderly Auth. ,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (4)	2,750	2,741
Gainesville & Hall County Hosp. Auth. , Northeast Georgia Health
Sys. , Series A, 5.00%, 2/15/42	5,400	6,380
Gainesville & Hall County Hosp. Auth. , Northeast Georgia Health
Sys. , Series A, 5.00%, 2/15/45	5,535	6,503
Gainesville & Hall County Hosp. Auth. , Northeast Georgia Health
Sys. , Series B, 5.50%, 2/15/42	10,000	12,250
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health Sys. , RAC, 5.00%, 8/1/47	4,970	5,716
Macon-Bibb County Urban Dev. Auth. , Academy Classical Ed. ,
Series A, 5.00%, 6/15/27 (4)	400	415
Macon-Bibb County Urban Dev. Auth. , Academy Classical Ed. ,
Series A, 5.75%, 6/15/37 (4)	1,540	1,600
Macon-Bibb County Urban Dev. Auth. , Academy Classical Ed. ,
Series A, 5.875%, 6/15/47 (4)	2,500	2,594
Macon-Bibb County Urban Dev. Auth. , Academy Classical Ed. ,
Series A, 6.00%, 6/15/52 (4)	1,535	1,590
Main Street Natural Gas, Series A, 5.00%, 5/15/49	3,000	4,509
Marietta Dev. Auth. , Life Univ. , Series A, 5.00%, 11/1/27 (4)	3,465	3,641
Marietta Dev. Auth. , Life Univ. , Series A, 5.00%, 11/1/37 (4)	2,795	2,937
Marietta Dev. Auth. , Life Univ. , Series A, 5.00%, 11/1/47 (4)	11,000	11,383
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49	12,455	14,925
Savannah Economic Dev. Auth., Marshes of Skidaway, 7.25%,
1/1/44	9,575	10,439
		110,260

HAWAII 0.1%
Hawaii Dept. of Budget & Fin. , Kahala Nui Senior Living,
5.125%, 11/15/32	1,300	1,391

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Hawaii Dept. of Budget & Fin. , Kahala Nui Senior Living, 5.25%,
11/15/37	2,100	2,242
		3,633

IDAHO 0.2%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39	5,000	5,531
Power County PCR, FMC Corp. , IDRB, 6.45%, 8/1/32 (5)	4,570	4,593
		10,124

ILLINOIS 7.9%
Chicago, Series 2005D, GO, 5.50%, 1/1/40	12,000	12,766
Chicago, Series 2007E, GO, 5.50%, 1/1/35	1,500	1,607
Chicago, Series A, GO, 5.00%, 1/1/39	1,300	1,393
Chicago, Series A, GO, 5.00%, 1/1/40	3,000	3,220
Chicago, Series A, GO, 5.50%, 1/1/35	4,000	4,502
Chicago, City Colleges, GO, Zero Coupon, 1/1/27 (10)	10,000	8,518
Chicago Board of Ed. , Series A, GO, 5.00%, 12/1/34 (3)	1,000	1,220
Chicago Board of Ed. , Series A, GO, 5.00%, 12/1/35 (3)	1,000	1,216
Chicago Board of Ed. , School Reform, Series A, GO, Zero
Coupon, 12/1/23 (10)	2,000	1,868
Chicago Board of Ed. , School Reform, Series B-1, GO, Zero
Coupon, 12/1/27 (10)	15,525	12,859
Chicago Board of Ed. , School Reform, Series B-1, GO, Zero
Coupon, 12/1/29 (3)	14,205	11,665
Chicago Midway Int'l Airport, Series B, 5.00%, 1/1/46	4,700	5,396
Chicago O'Hare Int'l. Airport, Customer Fac. Charge, 5.75%,
1/1/38	12,000	12,846
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/33	1,000	1,152
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/34	1,000	1,149
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/35	1,000	1,148
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/39	1,500	1,711
Chicago Waterworks, 5.00%, 11/1/25	2,000	2,386
Chicago Waterworks, 5.00%, 11/1/44	2,650	2,963

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Chicago Waterworks, Series A-1, 5.00%, 11/1/27	1,345	1,653
Illinois, GO, 5.00%, 2/1/28	4,250	4,681
Illinois, GO, 5.00%, 5/1/34	2,000	2,089
Illinois, GO, 5.125%, 5/1/22	500	522
Illinois, GO, 5.25%, 2/1/33	4,000	4,202
Illinois, GO, 5.25%, 2/1/34	3,100	3,252
Illinois, GO, 5.375%, 5/1/23	1,100	1,178
Illinois, GO, 5.50%, 5/1/24	1,000	1,093
Illinois, GO, 5.50%, 5/1/25	1,800	1,997
Illinois, GO, 5.50%, 7/1/38	8,500	8,881
Illinois, Series A, GO, 5.00%, 10/1/31	2,500	2,755
Illinois, Series B, GO, 5.00%, 12/1/23	9,450	10,124
Illinois, Series B, GO, 5.00%, 10/1/31	2,300	2,535
Illinois, Series B, GO, 5.00%, 10/1/32	3,140	3,444
Illinois, Series C, GO, 5.00%, 11/1/29	8,675	9,436
Illinois, Series D, GO, 5.00%, 11/1/24	3,600	3,857
Illinois, Series D, GO, 5.00%, 11/1/25	1,000	1,086
Illinois, Series D, GO, 5.00%, 11/1/28	7,130	7,808
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32 (5)	1,750	1,751
Illinois Fin. Auth. , Admiral at the Lake, 5.00%, 5/15/33	14,000	13,314
Illinois Fin. Auth. , Admiral at the Lake, 5.125%, 5/15/38	11,000	10,191
Illinois Fin. Auth. , Admiral at the Lake, 5.25%, 5/15/42	2,000	1,832
Illinois Fin. Auth. , Admiral at the Lake, 5.25%, 5/15/54	12,000	10,429
Illinois Fin. Auth. , Christian Homes, 5.00%, 5/15/36	1,400	1,493
Illinois Fin. Auth. , Christian Homes, 5.00%, 5/15/40	1,250	1,323
Illinois Fin. Auth. , Franciscan Communities, Series A, 5.00%,
5/15/37	3,855	4,219
Illinois Fin. Auth. , Franciscan Communities, Series A, 5.00%,
5/15/47	1,555	1,673
Illinois Fin. Auth. , Franciscan Communities, Series A, 5.125%,
5/15/43 (Prerefunded 5/15/23) (7)	190	212
Illinois Fin. Auth. , Franciscan Communities, Series A, 5.25%,
5/15/47 (Prerefunded 5/15/23) (7)	885	990

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Illinois Fin. Auth. , Franciscan Communities, Unrefunded
Balance, Series A, 5.25%, 5/15/47	6,115	6,369
Illinois Fin. Auth. , Franciscan Communities, Unrefunded
Balance, Series A, 5.125%, 5/15/43	1,310	1,363
Illinois Fin. Auth. , Navistar Int'l, VRDN, 4.75%, 10/15/40 (Tender
8/1/30) (4)	12,450	12,919
Illinois Fin. Auth. , Northwestern Memorial Hosp. , Series A-1,
VRDN, 0.12%, 8/15/42	2,070	2,070
Illinois Fin. Auth. , Northwestern Memorial Hosp. , Series A-4,
VRDN, 0.09%, 8/15/42	2,975	2,975
Illinois Fin. Auth. , OSF Healthcare Sys. , Series C, VRDN, 0.07%,
11/15/37	600	600
Illinois Fin. Auth. , Plymouth Place, 5.25%, 5/15/45	1,200	1,240
Illinois Fin. Auth. , Plymouth Place, 5.25%, 5/15/50	3,250	3,350
Illinois Fin. Auth. , Silver Cross Hosp. , Series C, 5.00%, 8/15/35	5,000	5,682
Illinois Fin. Auth. , Silver Cross Hosp. , Series C, 5.00%, 8/15/44	5,000	5,574
Illinois Fin. Auth. , Three Crowns Park, 5.00%, 2/15/32	1,150	1,120
Illinois Fin. Auth. , Three Crowns Park, 5.25%, 2/15/37	800	777
Illinois Fin. Auth. , Three Crowns Park, 5.25%, 2/15/47	4,100	3,777
Illinois Fin. Auth. , Villa Saint Benedict, 6.125%, 11/15/35	3,390	3,778
Illinois Fin. Auth. , Villa Saint Benedict, 6.375%, 11/15/43	4,000	4,451
Lombard Public Fac. , Series A-2, 5.50%, 1/1/30 (4)(11)	2,225	2,203
Metropolitan Pier & Exposition Auth. , McCormick Place, 5.00%,
12/15/45	750	842
Metropolitan Pier & Exposition Auth. , McCormick Place, 5.00%,
6/15/50	22,100	24,691
Metropolitan Pier & Exposition Auth. , McCormick Place, Series
A, 5.00%, 6/15/57	9,830	10,743
Metropolitan Pier & Exposition Auth. , McCormick Place, Series
A, Zero Coupon, 12/15/30 (10)	3,840	2,865
Metropolitan Pier & Exposition Auth. , McCormick Place, Series
A, Zero Coupon, 12/15/33 (10)	60,550	39,998
Regional Transportation Auth. , Series A, 6.00%, 7/1/33 (10)	7,500	10,845
Upper Illinois River Valley Dev. Auth. , Cambridge Lakes
Learning Center, Series A, 5.00%, 12/1/32 (4)	4,175	4,399

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Upper Illinois River Valley Dev. Auth. , Cambridge Lakes
Learning Center, Series A, 5.25%, 12/1/47 (4)	8,105	8,358
		368,594

INDIANA 2.5%
East Chicago Solid Waste Disposal, USG, 5.50%, 9/1/28 (5)	1,770	1,760
Indiana Fin. Auth. , Series A-5, VRDN, 0.11%, 10/1/40	1,100	1,100
Indiana Fin. Auth. , Community Foundation of Northwest Indiana,
5.00%, 3/1/36	9,000	10,261
Indiana Fin. Auth. , Community Foundation of Northwest Indiana,
5.00%, 3/1/41 (Prerefunded 3/1/22) (7)	4,250	4,502
Indiana Fin. Auth. , Greencroft Obligated Group, Series A,
7.00%, 11/15/43	8,000	8,565
Indiana Fin. Auth. , Ohio River Bridges, Series A, 5.00%, 7/1/48
(5)	18,975	20,201
Indiana Fin. Auth. , Ohio River Bridges, Series A, 5.25%, 1/1/51
(5)	15,000	16,042
Indiana Fin. Auth. , Ohio Valley Electric, Series A, 5.00%, 6/1/32	3,000	3,120
Indiana Fin. Auth. , Ohio Valley Electric, Series A, 5.00%, 6/1/39	12,405	12,842
Indiana Fin. Auth. , U. S. Steel, 6.00%, 12/1/26	6,115	6,120
Indianapolis Airport Auth. , United Airlines, Series A, 6.50%,
11/15/31 (2)(5)(12)	9,846	3
Shoals, National Gypsum, 7.25%, 11/1/43 (5)	4,250	4,501
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (5)	7,400	8,390
Valparaiso, Pratt Paper, 7.00%, 1/1/44 (5)	10,000	11,279
Vigo County Hosp. Auth. , Union Hosp. , 7.75%, 9/1/31
(Prerefunded 9/1/21) (7)	6,170	6,511
		115,197

IOWA 0.3%
Iowa Fin. Auth. , Iowa Fertilizer, 3.125%, 12/1/22	3,690	3,766
Iowa Fin. Auth. , Iowa Fertilizer, 5.25%, 12/1/25	4,250	4,618
Iowa Fin. Auth. , Iowa Fertilizer, 5.875%, 12/1/26 (4)	855	882

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Iowa Fin. Auth. , Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)	3,485	3,788
		13,054

KANSAS 0.1%
Lenexa, Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/30	1,270	1,387
Lenexa, Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/32	1,150	1,250
Lenexa, Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/39	1,175	1,265
		3,902

KENTUCKY 2.0%
Kentucky Economic DFA, Baptist Life Communities, Series
2016A, 6.25%, 11/15/46	3,500	3,129
Kentucky Economic DFA, Baptist Life Communities, Series
2016A, 6.375%, 11/15/51	5,850	5,234
Kentucky Economic DFA, Louisville Arena Auth. , Series A,
5.00%, 12/1/45 (3)	3,200	3,782
Kentucky Economic DFA, Louisville Arena Auth. , Series A,
5.00%, 12/1/47 (3)	4,375	4,638
Kentucky Economic DFA, Masonic Homes Independent Living,
Series A, 5.00%, 5/15/46	7,100	7,069
Kentucky Economic DFA, Masonic Homes Independent Living,
Series A, 5.00%, 5/15/51	3,675	3,630
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/42	4,500	4,516
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45	2,350	2,361
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37	4,100	4,563
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41	5,100	5,642
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45	8,100	8,836

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41	7,625	8,604
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50	14,100	15,250
Kentucky Public Transportation Infrastructure Auth. , Downtown
Crossing, Series A, 5.75%, 7/1/49	2,900	3,184
Kentucky Public Transportation Infrastructure Auth. , Downtown
Crossing, Series A, 6.00%, 7/1/53	10,000	11,030
Louisville & Jefferson County Regional Airport Auth. , UPS
Worldwide Forwarding, Series C, VRDN, 0.16%, 1/1/29 (5)	300	300
		91,768

LOUISIANA 2.1%
Jefferson Parish Economic Dev. & Port Dist. , Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38 (4)	2,400	2,645
Jefferson Parish Economic Dev. & Port Dist. , Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48 (4)	2,805	3,062
Louisiana Local Gov't. Environmental Fac. & Community Dev.
Auth. , Westlake Chemical, 3.50%, 11/1/32	23,000	25,155
New Orleans Aviation Board, Series A, 5.00%, 1/1/40	4,900	5,530
New Orleans Aviation Board, Series B, 5.00%, 1/1/40 (5)	1,000	1,126
New Orleans Aviation Board, Series B, 5.00%, 1/1/43 (5)	2,000	2,335
New Orleans Aviation Board, Series B, 5.00%, 1/1/48 (5)	7,700	8,928
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/28 (5)	600	731
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/29 (5)	500	606
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/30 (5)	300	362
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/31 (5)	650	781
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/32 (5)	750	898
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/34 (5)	810	962
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/35 (5)	650	771
New Orleans Sewerage Service, 5.00%, 6/1/33	1,445	1,689
New Orleans Sewerage Service, 5.00%, 6/1/40	2,735	3,156
New Orleans Sewerage Service, 5.00%, 6/1/45	1,750	2,011
New Orleans Water Sys. , 5.00%, 12/1/40	6,750	7,861

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
New Orleans Water Sys. , 5.00%, 12/1/45	5,505	6,382
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (4)	1,650	1,815
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (4)	5,290	6,332
Saint James Parish, Nustar Logistics, Series 2, 6.35%, 7/1/40
(4)	5,350	6,439
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (4)	6,930	8,295
		97,872

MAINE 0.1%
Maine HHEFA, Maine General Medical Center, 6.00%, 7/1/26	2,065	2,107
Maine HHEFA, Maine General Medical Center, 6.75%, 7/1/36	4,000	4,085
		6,192

MARYLAND 4.8%
Anne Arundel County, Annapolis Area Christian School, Series
A, 5.50%, 7/1/23	505	519
Anne Arundel County, Annapolis Area Christian School, Series
A, 6.50%, 7/1/33	2,555	2,677
Anne Arundel County, Annapolis Area Christian School, Series
A, 6.75%, 7/1/43	4,965	5,196
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46	21,530	19,797
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/27	1,500	1,661
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/28	2,000	2,206
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33	11,535	12,572
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36	1,860	2,023
Maryland Economic Dev. , Baltimore City, Series A, 5.00%,
6/1/58	5,100	5,397
Maryland Economic Dev. , Bowie State Univ. , 5.00%, 6/1/25	2,100	2,223
Maryland Economic Dev. , Bowie State Univ. , 5.00%, 6/1/29 (4)	2,400	2,591
Maryland Economic Dev. , Bowie State Univ. , 5.00%, 6/1/33 (4)	2,540	2,710
Maryland Economic Dev. , Purple Line Light Rail, Series B,
5.00%, 9/30/26 (5)	500	505

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)

Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 9/30/27 (5)	3,435	3,469

Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 9/30/28 (5)	1,500	1,515

Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 9/30/26 (5)	300	306

Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/27 (5)	500	509

Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 9/30/29 (5)	2,100	2,140

Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 9/30/30 (5)	1,000	1,019

Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/32 (5)	2,050	2,089

Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/36 (5)	5,875	5,986

Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/46 (5)	2,750	2,802

Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/51 (5)	2,500	2,547

Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/21	1,000	1,010

Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/23	1,000	1,078

Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/24	545	603

Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/25	1,045	1,183

Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/27	1,000	1,172

Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/28	1,500	1,779

Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/30	1,000	1,169

Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/32	1,030	1,189

Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/35	2,585	2,960

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Maryland HHEFA, 5.00%, 7/1/39	5,000	5,562
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36	6,860	7,961
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46	20,675	23,547
Maryland HHEFA, Adventist Healthcare, Series A, 6.125%,
1/1/36	3,500	3,638
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45	1,000	1,115
Maryland HHEFA, City Neighbors Charter School, Series A,
6.75%, 7/1/44	2,800	3,023
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32	600	689
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33	1,525	1,746
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34	1,800	2,057
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/35	1,605	1,831
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36	1,500	1,708
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/29	2,640	3,055
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45	9,725	10,918
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (7)	11,910	13,966
Montgomery County, Series E, GO, VRDN, 0.13%, 11/1/37	450	450
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39	325	317
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48	6,500	6,477
Prince George's County, National Harbor, 5.20%, 7/1/34	2,665	2,686
Prince George's County, Suitland-Naylor Road, 4.75%, 7/1/36
(4)	1,750	1,843
Prince George's County, Suitland-Naylor Road, 5.00%, 7/1/46
(4)	2,500	2,646
Rockville City, Ingleside at King Farm, 5.00%, 11/1/29	500	527
Rockville City, Ingleside at King Farm, 5.00%, 11/1/32	500	517

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Rockville City, Ingleside at King Farm, Series A1, 5.00%,
11/1/31	1,500	1,562
Rockville City, Ingleside at King Farm, Series A1, 5.00%,
11/1/37	2,010	2,043
Rockville City, Ingleside at King Farm, Series A2, 5.00%,
11/1/35	1,000	1,020
Rockville City, Ingleside at King Farm, Series B, 4.25%, 11/1/37	395	367
Rockville City, Ingleside at King Farm, Series B, 4.50%, 11/1/43	1,970	1,824
Rockville City, Ingleside at King Farm, Series B, 5.00%, 11/1/42	3,400	3,406
Rockville City, Ingleside at King Farm, Series B, 5.00%, 11/1/47	6,065	5,959
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34	4,500	4,690
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44	4,500	4,708
Westminster, Miller's Grant Lutheran Village, Series A, 5.00%,
7/1/24	1,670	1,753
Westminster, Miller's Grant Lutheran Village, Series A, 6.25%,
7/1/44	3,645	3,949
		222,162

MASSACHUSETTS 0.9%
Massachusetts Dev. Fin. Agency, Boston Univ. , Series P-AGC-
ICC, 5.45%, 5/15/59 (8)	2,525	3,312
Massachusetts Dev. Fin. Agency, Linden Ponds Fac. , 5.00%,
11/15/38 (4)	2,690	2,903
Massachusetts Dev. Fin. Agency, Linden Ponds Fac. , 5.125%,
11/15/46 (4)	3,700	3,975
Massachusetts Dev. Fin. Agency, Milford Regional Medical
Center, Series F, 5.625%, 7/15/36	605	652
Massachusetts Dev. Fin. Agency, Milford Regional Medical
Center, Series F, 5.75%, 7/15/43	3,290	3,539
Massachusetts Dev. Fin. Agency, Newbridge on the Charles,
5.00%, 10/1/37 (4)	4,500	4,836
Massachusetts Dev. Fin. Agency, Newbridge on the Charles,
5.00%, 10/1/47 (4)	6,625	7,083
Massachusetts Dev. Fin. Agency, Newbridge on the Charles,
5.00%, 10/1/57 (4)	13,000	13,875
		40,175

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)

MICHIGAN 2.5%
Calhoun County Hosp. Fin. Auth. , Oaklawn Hosp. , 5.00%,
2/15/37	1,000	1,121
Calhoun County Hosp. Fin. Auth. , Oaklawn Hosp. , 5.00%,
2/15/41	5,695	6,270
Calhoun County Hosp. Fin. Auth. , Oaklawn Hosp. , 5.00%,
2/15/47	15,895	17,094
Detroit City, GO, 5.00%, 4/1/29	725	805
Detroit City, GO, 5.00%, 4/1/30	700	774
Detroit City, GO, 5.00%, 4/1/31	750	826
Detroit City, GO, 5.00%, 4/1/32	850	936
Detroit City, GO, 5.00%, 4/1/33	1,200	1,320
Detroit City, GO, 5.00%, 4/1/37	2,100	2,300
Detroit City, GO, 5.00%, 4/1/38	1,400	1,532
Grand Rapids Economic Dev. , Beacon Hill at Eastgate, 5.00%,
11/1/32	2,110	2,212
Grand Rapids Economic Dev. , Beacon Hill at Eastgate, 5.00%,
11/1/37	1,190	1,226
Grand Rapids Economic Dev. , Beacon Hill at Eastgate, 5.00%,
11/1/47	2,775	2,809
Grand Rapids Economic Dev. , Beacon Hill at Eastgate, 5.00%,
11/1/52	1,185	1,196
Great Lakes Water Auth. , Sewage Disposal Sys. , Series C,
5.00%, 7/1/30	950	1,162
Great Lakes Water Auth. , Sewage Disposal Sys. , Series C,
5.00%, 7/1/36	24,000	28,826
Karegnondi Water Auth. , Water Supply Sys. , Series A, 5.25%,
11/1/40	20,000	22,470
Michigan Fin. Auth. , Series C-2, 5.00%, 7/1/44 (Prerefunded
7/1/22) (5)(7)	1,220	1,309
Michigan Fin. Auth. , Local Gov't Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34	4,140	4,843
Michigan Fin. Auth. , Local Gov't Loan Program, Great Lakes,
Series C, 5.00%, 7/1/35	6,190	7,229

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Michigan Tobacco Settlement Fin. Auth. , Series B, Zero
Coupon, 6/1/52	25,490	2,705
Wayne County Airport Auth. , Detroit Metropolitan Airport, Series
A, 5.00%, 12/1/42	5,220	5,594
Wayne County Airport Auth. , Detroit Metropolitan Airport, Series
B, 5.00%, 12/1/44	2,250	2,534
		117,093

MINNESOTA 0.0%
Deephaven Charter School, Seven Hills Preparatory Academy,
Series A, 5.00%, 10/1/37	520	535
Deephaven Charter School, Seven Hills Preparatory Academy,
Series A, 5.00%, 10/1/49	1,000	1,021
		1,556

MISSISSIPPI 0.1%
Mississippi Business Fin. , Chevron USA, Series A, VRDN,
0.10%, 11/1/35	2,300	2,300
		2,300

MISSOURI 2.3%
Kansas City IDA, Kansas City Int'l Airport, IDRB, 4.00%, 3/1/50
(5)	11,250	12,536
Kansas City IDA, Kansas City Int'l Airport, IDRB, 4.00%, 3/1/57
(3)(5)	18,750	21,052
Kirkwood IDA, Aberdeen Heights, IDRB, 5.25%, 5/15/37	2,000	2,150
Kirkwood IDA, Aberdeen Heights, IDRB, 5.25%, 5/15/42	1,700	1,809
Kirkwood IDA, Aberdeen Heights, IDRB, 5.25%, 5/15/50	4,000	4,219
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/34	1,400	1,569
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/35	1,100	1,230
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/46	6,500	7,131
Saint Louis County IDA, Friendship Village, Series A, IDRB,
5.00%, 9/1/38	4,750	5,180
Saint Louis County IDA, Friendship Village, Series A, IDRB,
5.125%, 9/1/48	15,500	16,780

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Saint Louis County IDA, Nazareth Living Center, Series A, IDRB,
5.00%, 8/15/30	1,000	1,024
Saint Louis County IDA, Nazareth Living Center, Series A, IDRB,
5.00%, 8/15/35	700	712
Saint Louis County IDA, Nazareth Living Center, Series A, IDRB,
5.125%, 8/15/45	1,700	1,717
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, IDRB, 5.00%, 12/1/35	2,000	1,996
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, IDRB, 5.125%, 12/1/45	2,125	2,068
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29	925	838
Saint Louis IDA, Ballpark Village, Series A, IDRB, 4.375%,
11/15/35	2,740	2,398
Saint Louis IDA, Ballpark Village, Series A, IDRB, 4.75%,
11/15/47	2,950	2,603
Saint Louis Land Clearance Auth. , National Geospatial
Intelligence, 5.125%, 6/1/46	5,235	5,881
Saint Louis Land Clearance Auth. , National Geospatial
Intelligence, 5.375%, 6/1/43	14,650	16,781
		109,674

MONTANA 0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37	685	698
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47	7,250	7,293
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52	7,350	7,354
		15,345

NEBRASKA 0.4%
Central Plains Energy, Project 3, Series A, 5.00%, 9/1/30	3,500	4,577
Central Plains Energy, Project 3, Series A, 5.00%, 9/1/35	10,570	14,714
		19,291

NEVADA 0.6%
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/34	1,760	1,885

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/39	2,615	2,780
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/44	3,745	3,957
Las Vegas Redev. Agency, 5.00%, 6/15/30	415	481
Las Vegas Redev. Agency, 5.00%, 6/15/40	4,525	5,117
Las Vegas Redev. Agency, 5.00%, 6/15/45	7,950	8,854
Reno, Retrac-Reno Transportation, 5.00%, 6/1/33 (3)	200	243
Reno, Retrac-Reno Transportation, 5.00%, 6/1/36	250	284
Reno, Retrac-Reno Transportation, 5.00%, 6/1/37	500	566
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38 (3)	100	120
Reno, Retrac-Reno Transportation, Series A, 5.00%, 6/1/48	500	554
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (4)	18,000	2,585
		27,426

NEW HAMPSHIRE 0.5%
New Hampshire Business Fin. Auth. , Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (4)(5)	4,100	4,095
New Hampshire Business Fin. Auth. , Vista Project, Series A,
5.25%, 7/1/39 (4)	1,570	1,607
New Hampshire Business Fin. Auth. , Vista Project, Series A,
5.625%, 7/1/46 (4)	875	905
New Hampshire Business Fin. Auth. , Vista Project, Series A,
5.75%, 7/1/54 (4)	2,185	2,266
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/37 (4)	1,715	1,469
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/52 (4)	4,220	3,301
New Hampshire HEFA, Hillside Villiage, Series A, 6.25%, 7/1/42
(4)	2,550	2,129
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36	800	884
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40	750	822
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46	6,110	6,633
		24,111

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)

NEW JERSEY 3.8%
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, 5.00%, 12/1/24 (5)	3,840	4,023
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/31	4,575	5,578
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/32	2,800	3,431
New Jersey Economic Dev. Auth. , Barnabas Health, Series A,
Zero Coupon, 7/1/26 (10)(13)	2,500	2,410
New Jersey Economic Dev. Auth. , Beloved Community Charter
School Project, Series A, 5.00%, 6/15/49 (4)	1,000	1,054
New Jersey Economic Dev. Auth. , Continental Airlines, 5.25%,
9/15/29 (5)	5,000	5,242
New Jersey Economic Dev. Auth. , Continental Airlines, Series B,
5.625%, 11/15/30 (5)	9,000	9,546
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.00%,
1/1/31 (3)(5)	3,000	3,367
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.125%,
1/1/34 (5)	7,615	8,392
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.375%,
1/1/43 (5)	1,500	1,650
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.625%,
1/1/52 (5)	17,000	18,784
New Jersey Economic Dev. Auth. , Lions Gate, 4.375%, 1/1/24	1,000	1,003
New Jersey Economic Dev. Auth. , Lions Gate, 4.875%, 1/1/29	1,035	1,041
New Jersey Economic Dev. Auth. , Lions Gate, 5.00%, 1/1/34	1,980	1,972
New Jersey Economic Dev. Auth. , Lions Gate, 5.25%, 1/1/44	4,900	4,785
New Jersey Economic Dev. Auth. , Middlesex Water, 5.00%,
8/1/59 (5)	2,025	2,480
New Jersey Economic Dev. Auth. , New Jersey Transit
Transportation, 4.00%, 11/1/44	5,000	5,374
New Jersey Economic Dev. Auth. , Port Newark Container,
5.00%, 10/1/37 (5)	13,195	14,633
New Jersey Economic Dev. Auth. , Port Newark Container,
5.00%, 10/1/47 (5)	15,380	16,751

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth. , Rowan Univ. Student
Housing, Series A, 5.00%, 1/1/48	6,860	6,416
New Jersey Economic Dev. Auth. , Special Assessment,
Kapkowski Road Landfill, 5.75%, 10/1/21	975	988
New Jersey Economic Dev. Auth. , UMM Energy Partners, Series
A, 5.00%, 6/15/37 (5)	1,250	1,312
New Jersey Economic Dev. Auth. , UMM Energy Partners, Series
A, 5.125%, 6/15/43 (5)	1,750	1,837
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp. , Series
A, 5.50%, 7/1/43	4,000	4,395
New Jersey HCFFA, Valley Health Sys. , 4.00%, 7/1/35	1,000	1,171
New Jersey HCFFA, Valley Health Sys. , 5.00%, 7/1/31	1,000	1,284
New Jersey Transportation Trust Fund Auth. , Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31	11,625	13,402
New Jersey Transportation Trust Fund Auth. , Transportation
Program Bonds, Series AA, 5.25%, 6/15/43	3,425	4,059
New Jersey Transportation Trust Fund Auth. , Transportation
Sys. , Series A, Zero Coupon, 12/15/28	15,000	12,343
New Jersey Transportation Trust Fund Auth. , Transportation
Sys. , Series C, Zero Coupon, 12/15/30 (10)	4,520	3,629
New Jersey Transportation Trust Fund Auth. , Transportation
Sys. , Series C, Zero Coupon, 12/15/31 (10)	5,395	4,202
Tobacco Settlement Fin. , Series A, 5.25%, 6/1/46	10,000	12,061
		178,615

NEW YORK 5.1%
Brookhaven Local Dev. , Jeffersons Ferry, 5.25%, 11/1/36	1,500	1,710
Build New York City Resource, Inwood Academy Leadership,
Series A, 5.50%, 5/1/48 (4)	500	546
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (4)(5)	820	873
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (4)(5)	12,500	13,792
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/31 (4)	1,000	1,188
Glen Cove Local Economic Assistance, Garvies Point Public
Improvement, Series A, 5.00%, 1/1/56	6,450	6,820

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Glen Cove Local Economic Assistance, Garvies Point Public
Improvement, Series B, Zero Coupon, 1/1/45	29,360	9,703
Glen Cove Local Economic Assistance, Garvies Point Public
Improvement, Series C, STEP, 1/1/55	9,620	9,312
Nassau County IDA, Amsterdam at Harborside, Series A,
5.875%, 1/1/23	761	457
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/32	113	67
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
6.50%, 1/1/34	769	461
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
6.70%, 1/1/49	1,473	884
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
6.70%, 1/1/49	15,319	9,191
Nassau County IDA, Amsterdam at Harborside, Series B, IDRB,
5.50%, 7/1/20 (1)	190	152
Nassau County IDA, Amsterdam at Harborside, Series C, 2.00%,
1/1/49 (1)(2)	5,376	538
New York City Transitional Fin. Auth. , VRDN, 0.11%, 8/1/39	1,100	1,100
New York City Transitional Fin. Auth. , Series A-5, VRDN, 0.10%,
8/1/39	1,600	1,600
New York City Water & Sewer Sys. , Series B-1, VRDN, 0.10%,
6/15/45	5,125	5,125
New York City Water & Sewer Sys. , Water & Sewer,
Series DD-3A, VRDN, 0.10%, 6/15/43	1,200	1,200
New York Liberty Dev. , 3 World Trade Center, Class 2, 5.15%,
11/15/34 (4)	2,000	2,092
New York Liberty Dev. , 3 World Trade Center, Class 2, 5.375%,
11/15/40 (4)	31,005	32,341
New York Liberty Dev. , Goldman Sachs, 5.25%, 10/1/35	28,865	41,656
New York State Dormitory Auth. , Orange Regional Medical
Center, 5.00%, 12/1/30 (4)	1,200	1,433
New York State Dormitory Auth. , Orange Regional Medical
Center, 5.00%, 12/1/34 (4)	1,000	1,171
New York State Dormitory Auth. , Orange Regional Medical
Center, 5.00%, 12/1/36 (4)	1,700	1,973
New York State Mortgage Agency, Series 139, VRDN, 0.14%,
10/1/37 (5)	985	985

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
New York State Transportation Dev. , American Airlines, 5.00%,
8/1/26 (5)	14,810	14,940
New York State Transportation Dev. , American Airlines, 5.00%,
8/1/31 (5)	15,725	15,801
New York State Transportation Dev. , Delta Airlines, LaGuardia
Airport, 5.00%, 10/1/35 (5)	6,250	7,366
New York State Transportation Dev. , Delta Airlines, LaGuardia
Airport, 5.00%, 10/1/40 (5)	3,800	4,415
New York State Transportation Dev., John F. Kennedy Int'l
Airport, 5.25%, 8/1/31 (5)	2,900	3,159
New York State Transportation Dev., John F. Kennedy Int'l
Airport, 5.375%, 8/1/36 (5)	3,200	3,504
Onondaga Civic Dev. , Saint Joseph's Hosp. Health Center,
5.00%, 7/1/42 (Prerefunded 7/1/22) (7)	8,930	9,596
Port Auth. of New York & New Jersey, JFK Int'l Airport Terminal,
6.00%, 12/1/36	7,500	7,549
Port Auth. of New York & New Jersey, JFK Int'l Airport Terminal,
6.00%, 12/1/42	8,000	8,052
Tompkins County Dev. , Kendal at Ithaca, 5.00%, 7/1/29	900	978
Tompkins County Dev. , Kendal at Ithaca, Series A, 5.00%,
7/1/34	1,685	1,806
Tompkins County Dev. , Kendal at Ithaca, Series A, 5.00%,
7/1/44	1,835	1,945
Westchester County Local Dev. , Pace Univ. , Series A, 5.50%,
5/1/42	13,495	14,653
		240,134

NORTH CAROLINA 2.4%
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.70%, 7/1/37	2,600	2,617
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.875%, 7/1/40	5,365	5,410
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 5.00%, 7/1/45	4,325	4,356
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 6.25%, 7/1/35	4,500	4,722

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47	1,150	1,160
North Carolina Medical Care Commission, Lutheran Services,
4.75%, 3/1/32	1,000	1,012
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/37	2,000	2,026
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/42	2,000	2,021
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/25	4,345	4,629
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/30	1,900	2,026
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/35	5,750	6,065
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37	920	983
North Carolina Medical Care Commission, Salemtowne,
5.375%, 10/1/45	11,750	12,479
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/31	1,750	1,851
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/37	1,550	1,614
North Carolina Medical Care Commission, United Church
Homes, 5.00%, 9/1/41	1,680	1,709
North Carolina Medical Care Commission, United Church
Homes, Series A, 5.00%, 9/1/37	2,100	2,136
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/40	14,785	17,086
North Carolina Turnpike Auth. , 5.00%, 1/1/30	1,450	1,746
North Carolina Turnpike Auth. , 5.00%, 1/1/32	2,250	2,680
North Carolina Turnpike Auth. , Series A, 5.00%, 7/1/42	1,160	1,318
North Carolina Turnpike Auth. , Series A, 5.00%, 7/1/47	5,345	6,032
North Carolina Turnpike Auth. , Series A, 5.00%, 7/1/51	5,200	5,850
North Carolina Turnpike Auth. , Series A, 5.00%, 7/1/54	20,280	22,782
		114,310

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
OHIO 4.8%
Buckeye Tobacco Settlement Fin. Auth. , Series B-2, Class 2,
5.00%, 6/1/55	77,200	86,753
Cleveland-Cuyahoga County Port Auth. , Playhouse Square
Foundation, 5.50%, 12/1/43	1,700	1,831
Cleveland-Cuyahoga County Port Auth. , Playhouse Square
Foundation, 5.50%, 12/1/53	5,450	5,832
Cuyahoga County, MetroHealth Sys. , 5.00%, 2/15/42	4,500	5,146
Cuyahoga County, MetroHealth Sys. , 5.00%, 2/15/57	3,000	3,384
Cuyahoga County, MetroHealth Sys. , 5.50%, 2/15/52	19,945	23,506
Cuyahoga County, MetroHealth Sys. , 5.50%, 2/15/57	12,805	15,044
Franklin County, Ohio Living Communities, Series A, 6.125%,
7/1/40 (Prerefunded 7/1/22) (7)	435	474
Franklin County, Ohio Living Communities, Unrefunded
Balance, Series A, 6.125%, 7/1/40	6,865	7,156
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 5.00%, 12/1/44	5,050	5,223
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 5.00%, 12/1/51	4,520	4,661
Marion County, United Church Homes, 5.00%, 12/1/39	1,650	1,722
Marion County, United Church Homes, 5.125%, 12/1/49	1,825	1,883
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44	5,000	5,186
Ohio, Series A, 4.00%, 1/15/38	1,065	1,222
Ohio, Series A, 4.00%, 1/15/39	2,000	2,284
Ohio, Series A, 5.00%, 1/15/50	2,500	3,069
Ohio Air Quality Dev. Auth. , AK Steel, 6.75%, 6/1/24 (5)	6,000	5,884
Ohio Air Quality Dev. Auth. , Ohio Valley Electric, 3.25%, 9/1/29	8,700	9,039
Ohio Air Quality Dev. Auth. , Pratt Paper, 4.50%, 1/15/48 (4)(5)	2,000	2,196
Ohio Air Quality Dev. Auth. , Vanadium Project, 5.00%, 7/1/49
(4)(5)	17,200	17,855
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (4)	2,500	2,519
Southeastern Ohio Port Auth. , Memorial Health, 5.75%, 12/1/32	1,000	1,048

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Southeastern Ohio Port Auth. , Memorial Health, 6.00%, 12/1/42	10,100	10,479
		223,396

OKLAHOMA 1.0%
Norman Regional Hosp. Auth. , 4.00%, 9/1/45	4,250	4,641
Oklahoma County Fin. Auth. , Epworth Villa Project Oklahoma,
VR, 6.00%, 4/1/30	825	826
Oklahoma County Fin. Auth. , Epworth Villa Project Oklahoma,
Series A, 5.00%, 4/1/33	1,000	918
Oklahoma County Fin. Auth. , Epworth Villa Project Oklahoma,
Series A, 5.125%, 4/1/42	3,000	2,586
Oklahoma County Fin. Auth. , Epworth Villa Project Oklahoma,
Series A, 5.875%, 4/1/30	3,360	3,360
Oklahoma County Fin. Auth. , Epworth Villa Project Oklahoma,
Series B, VR, 5.75%, 4/1/27	645	646
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/52	5,590	6,624
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57	9,050	10,688
Tulsa Airport Improvement Trust, Series C, 5.50%, 12/1/35 (5)	11,000	11,404
Tulsa County Ind. Auth. , Montereau, Retirement Fac. , 5.00%,
11/15/31	1,870	2,019
Tulsa County Ind. Auth. , Montereau, Retirement Fac. , 5.25%,
11/15/37	1,250	1,345
Tulsa County Ind. Auth. , Montereau, Retirement Fac. , 5.25%,
11/15/45	1,375	1,462
		46,519

OREGON 0.1%
Clackamas County Hosp. Fac. Auth. , Williamette View, Series A,
5.00%, 11/15/32	500	546
Clackamas County Hosp. Fac. Auth. , Williamette View, Series A,
5.00%, 11/15/37	500	539
Clackamas County Hosp. Fac. Auth. , Williamette View, Series A,
5.00%, 11/15/47	1,400	1,491
Clackamas County Hosp. Fac. Auth. , Williamette View, Series A,
5.00%, 11/15/52	1,500	1,594

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 4.00%, 11/15/26	430	447
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/31	350	377
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/36	455	484
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/46	1,290	1,356
		6,834

PENNSYLVANIA 3.6%
Allegheny County IDA, U. S. Steel, IDRB, 4.875%, 11/1/24	1,215	1,183
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, 5.00%, 5/1/27 (4)	7,700	8,683
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, 5.00%, 5/1/32 (4)	3,475	3,737
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, 5.00%, 5/1/33 (4)	3,500	3,775
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, 5.375%, 5/1/42 (4)	8,000	8,479
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, Series 2017, 5.00%, 5/1/42 (4)	9,000	9,489
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, Series 2018, 5.00%, 5/1/42 (4)	5,750	6,105
Butler County Hosp. Auth. , 5.00%, 7/1/35	8,395	9,420
Butler County Hosp. Auth. , 5.00%, 7/1/39	4,750	5,296
Delaware Valley Regional Fin. Auth. , Series A, 5.50%, 8/1/28
(14)	5,000	6,531
East Hempfield Township IDA, Student Services, Student
Housing, IDRB, 5.00%, 7/1/30	820	829
East Hempfield Township IDA, Student Services, Student
Housing, IDRB, 5.00%, 7/1/34	1,000	1,007
East Hempfield Township IDA, Student Services, Student
Housing, IDRB, 5.00%, 7/1/35	1,060	1,067
East Hempfield Township IDA, Student Services, Student
Housing, IDRB, 5.00%, 7/1/39	1,000	1,003

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
East Hempfield Township IDA, Student Services, Student
Housing, IDRB, 5.00%, 7/1/46	1,525	1,527
East Hempfield Township IDA, Student Services, Student
Housing, IDRB, 5.00%, 7/1/47	7,500	7,514
Franklin County IDA, Menno-Haven, IDRB, 5.00%, 12/1/43	1,200	1,268
Franklin County IDA, Menno-Haven, IDRB, 5.00%, 12/1/48	1,300	1,361
Franklin County IDA, Menno-Haven, IDRB, 5.00%, 12/1/53	1,400	1,461
Lancaster County Hosp. Auth. , Brethren Village, 5.25%, 7/1/35	250	264
Lancaster County Hosp. Auth. , Brethren Village, 5.50%, 7/1/45	1,000	1,050
Montgomery County Higher Ed. & Health Auth. , Thomas
Jefferson Univ. , 5.00%, 9/1/43	5,050	5,939
Montgomery County IDA, Albert Einstein Healthcare, Series A,
IDRB, 5.25%, 1/15/45	14,230	15,383
Montgomery County IDA, Hill at Whitemarsh, IDRB, 5.25%,
1/1/40	3,500	3,568
Montgomery County IDA, Hill at Whitemarsh, IDRB, 5.375%,
1/1/50	11,975	12,174
Pennsylvania Economic DFA, Covanta Project, Green Bond,
3.25%, 8/1/39 (4)(5)	4,125	4,016
Pennsylvania Economic DFA, National Gypsum, 5.50%, 11/1/44
(5)	7,500	7,761
Pennsylvania HEFA, Foundation Indiana Univ. Student Housing,
Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 0.801%, 7/1/39
(8)	6,000	5,335
Pennsylvania HEFA, Indiana Univ. Student Housing, Series A,
5.00%, 7/1/32 (Prerefunded 7/1/22) (7)	1,620	1,736
Pennsylvania HEFA, Indiana Univ. Student Housing, Series A,
5.00%, 7/1/41 (Prerefunded 7/1/22) (7)	6,500	6,966
Pennsylvania HEFA, Widener Univ. , 5.00%, 7/15/38	2,400	2,494
Pennsylvania HEFA, Widener Univ. , Series A, 5.50%, 7/15/38	2,825	2,956
Philadelphia Hosp. & HEFA, Children's Hosp. , Series B, VRDN,
0.11%, 7/1/25	600	600
Philadelphia Hosp. & HEFA, Temple Univ. Health Sys. , 5.00%,
7/1/28	5,000	5,876
Philadelphia Hosp. & HEFA, Temple Univ. Health Sys. , 5.00%,
7/1/30	1,000	1,165

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Philadelphia IDA, Wesley Enhanced Living, IDRB, 5.00%,
7/1/37	3,140	3,212
Philadelphia IDA, Wesley Enhanced Living, IDRB, 5.00%,
7/1/42	2,125	2,152
Philadelphia IDA, Wesley Enhanced Living, IDRB, 5.00%,
7/1/49	3,590	3,610
		165,992

PUERTO RICO 6.6%
Puerto Rico, Series A, GO, 5.50%, 7/1/39 (2)(15)	3,800	2,574
Puerto Rico, Series A, GO, 8.00%, 7/1/35 (2)(15)	45,750	29,852
Puerto Rico, Series A-4, GO, 5.25%, 7/1/30 (3)	1,500	1,504
Puerto Rico Aqueduct & Sewer Auth. , Series A, 4.25%, 7/1/25	3,540	3,606
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.00%, 7/1/33	11,965	12,384
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.125%, 7/1/37	7,265	7,528
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.125%, 7/1/47
(8)	6,355	6,534
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/24	1,395	1,458
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/29	5,115	5,326
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	7,450	7,729
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.75%, 7/1/37	2,225	2,331
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/38	8,000	8,100
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/44	8,000	8,100
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/47	11,384	11,953
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.125%, 7/1/24	2,200	2,373
Puerto Rico Electric Power Auth. , Series 2013A-RSA-1, 6.75%,
7/1/36 (2)(15)	10,380	7,915
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.00%,
7/1/29 (2)(15)	11,095	8,294
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (2)(15)	120	90
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/27 (2)(15)	1,450	1,087

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/29 (2)(15)	5,000	3,750
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/21 (2)(15)	1,860	1,390
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (2)(15)	170	127
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/26 (2)(15)	2,015	1,511
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (2)(15)	6,170	4,627
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (2)(15)	3,465	2,599
Puerto Rico Electric Power Auth. , Series SS, 5.00%, 7/1/24 (10)	5,000	5,065
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (2)(15)	595	434
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24 (2)(15)	2,285	1,708
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25 (2)(15)	765	572
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26 (2)(15)	925	691
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27 (2)(15)	120	90
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32 (2)(15)	3,805	2,844
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37 (2)(15)	14,800	11,063
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33 (2)(15)	575	431
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18 (2)(15)	495	362
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/38 (2)	5,000	3,762
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27 (2)(15)	210	158
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/35 (2)(15)	4,381	3,286

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (2)(15)	1,000	750

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (2)(15)	1,435	1,083

Puerto Rico Electric Power Auth. , Series ZZ, 5.25%, 7/1/24
(2)(15)	4	3

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (2)(15)	140	99

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (2)(15)	245	178

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/19 (2)(15)	2,480	1,804

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (2)(15)	195	146

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (2)(15)	1,840	1,341

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (2)(15)	525	394

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (2)(15)	210	158

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (2)(15)	4,830	3,622

Puerto Rico Sales Tax Fin. , Restructured, Series A-2, 4.329%,
7/1/40	1,500	1,600

Puerto Rico Sales Tax Fin. , Restructured, Series A-2, 4.536%,
7/1/53	23	25

Puerto Rico Sales Tax Fin. , Restructured, Series A-2, 4.784%,
7/1/58	1,803	1,958

Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.50%,
7/1/34	19,368	20,717

Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.55%,
7/1/40	74	80

Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.75%,
7/1/53	8,041	8,716

Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 5.00%,
7/1/58	23,025	25,338

Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/27	7,474	6,548

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/29	12,161	10,119
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/31	28,382	21,669
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	14,232	10,029
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/46	63,204	18,892
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/51	1,556	336
		308,813

RHODE ISLAND 0.3%
Central Falls Detention Fac. , 7.25%, 7/15/35 (1)(2)	10,815	1,947
Rhode Island Health & Ed. Building, Care New England, Series
A, 5.50%, 9/1/28 (Prerefunded 9/1/23) (7)	3,000	3,424
Rhode Island Health & Ed. Building, Care New England, Series
A, 6.00%, 9/1/33 (Prerefunded 9/1/23) (7)	4,000	4,615
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/36	5,000	5,133
		15,119

SOUTH CAROLINA 1.2%
Connector 2000 Assoc. , Series A, Zero Coupon, 1/1/21 (2)	207	206
Connector 2000 Assoc. , Series A, Zero Coupon, 1/1/22 (2)	219	204
Connector 2000 Assoc. , Series A-1, Zero Coupon, 1/1/32 (2)	4,578	2,157
Connector 2000 Assoc. , Series A-1, Zero Coupon, 1/1/42 (2)	23,380	5,471
Connector 2000 Assoc. , Series A-1, Zero Coupon, 7/22/51 (2)	34,977	3,378
Connector 2000 Assoc. , Series B-1, Zero Coupon, 1/1/32 (2)	1,203	371
Connector 2000 Assoc. , Series B-1, Zero Coupon, 7/22/51 (2)	6,187	313
Connector 2000 Assoc. , Series C-1, Zero Coupon, 7/22/51 (2)	2,198	123
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Project, Series B, VRDN, 0.09%, 5/1/48	400	400
South Carolina Jobs-Economic Dev. Auth. , Repower South
Berkeley, 5.25%, 2/1/27 (4)(5)	850	728

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
South Carolina Jobs-Economic Dev. Auth. , Repower South
Berkeley, 6.00%, 2/1/35 (4)(5)	6,355	5,111
South Carolina Jobs-Economic Dev. Auth. , Repower South
Berkeley, 6.25%, 2/1/45 (4)(5)	12,775	9,622
South Carolina Jobs-Economic Dev. Auth. , Repower South
Berkeley, 8.00%, 12/6/29	2,000	1,971
South Carolina Public Service Auth. , Series A, 5.50%, 12/1/54	10,000	11,419
South Carolina Public Service Auth. , Series E, 5.25%, 12/1/55	12,250	14,510
		55,984

SOUTH DAKOTA 0.1%
Sioux Falls Heath Fac. , Dow Rummel Village, 5.00%, 11/1/28	1,435	1,544
Sioux Falls Heath Fac. , Dow Rummel Village, 5.00%, 11/1/30	1,535	1,634
Sioux Falls Heath Fac. , Dow Rummel Village, 5.00%, 11/1/32	1,370	1,441
Sioux Falls Heath Fac. , Dow Rummel Village, 5.00%, 11/1/42	2,000	2,052
		6,671

TENNESSEE 0.7%
Chattanooga Health, Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/35	2,750	2,815
Knox County Health, Ed. & Housing Fac. Board, Covenant
Health, Series A, 5.00%, 1/1/26	2,730	2,969
Shelby County Health, Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34	500	524
Shelby County Health, Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/42 (Prerefunded 12/1/22) (7)	2,000	2,197
Shelby County Health, Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44	1,165	1,219
Shelby County Health, Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49	3,250	3,390
Shelby County Health, Ed. & Housing Fac. Board, Village at
Germantown, 5.375%, 12/1/47 (Prerefunded 12/1/22) (7)	3,500	3,853
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26	11,920	14,655
		31,622

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
TEXAS 7.1%
Austin Airport, Series B, 5.00%, 11/15/41 (5)	550	643
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28	850	882
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30	1,750	1,806
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31	1,400	1,446
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32	1,700	1,757
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33	3,125	3,231
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34	2,350	2,431
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28	500	490
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29	1,150	1,130
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32	2,150	2,123
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34	1,520	1,505
Central Texas Regional Mobility Auth. , 5.00%, 1/1/33
(Prerefunded 1/1/23) (7)	4,055	4,448
Central Texas Regional Mobility Auth. , 5.00%, 1/1/46	1,900	2,187
Clifton Higher Ed. Fin. , International Leadership, Series D,
6.125%, 8/15/48	16,000	18,404
Dallas/Fort Worth Int'l. Airport, United Parcel Service, VRDN,
0.16%, 5/1/32 (5)	500	500
Dallas/Fort Worth Intl. Airport, Series A, 5.00%, 11/1/32 (5)	8,250	9,089
Decatur Hosp. Auth. , Wise Regional Health, Series A, 5.00%,
9/1/34	1,700	1,853
Decatur Hosp. Auth. , Wise Regional Health, Series A, 5.25%,
9/1/44	7,000	7,543
Fort Bend County IDC, NRG Energy, Series B, IDRB, 4.75%,
11/1/42	5,000	5,267
Gulf Coast IDA, Citgo Petroleum, IDRB, 4.875%, 5/1/25 (5)	11,870	12,028

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/38	510	523
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/43	520	531
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series B, 7.00%, 1/1/48 (Prerefunded 1/1/23) (7)	5,250	5,952
Houston Airport, Series B-1, 5.00%, 7/15/30 (5)	7,100	7,464
Houston Airport, Series B-1, 5.00%, 7/15/35 (5)	9,555	10,020
Joint Guadalupe County - Seguin Hosp. , 5.00%, 12/1/28	1,400	1,567
Joint Guadalupe County - Seguin Hosp. , 5.00%, 12/1/30	1,690	1,871
Joint Guadalupe County - Seguin Hosp. , 5.00%, 12/1/40	2,910	3,088
Joint Guadalupe County - Seguin Hosp. , 5.00%, 12/1/45	6,660	6,934
Joint Guadalupe County - Seguin Hosp. , 5.25%, 12/1/35	2,075	2,293
Matagorda County Navigation Dist. No. 1, AEP Texas Central,
Series B-2, 4.00%, 6/1/30	6,000	6,330
Mission Economic Dev. , Natgasoline, Series B, 4.625%,
10/1/31 (4)(5)	15,025	15,954
Montgomery County Toll Road Auth. , 5.00%, 9/15/32	550	618
Montgomery County Toll Road Auth. , 5.00%, 9/15/33	570	639
Montgomery County Toll Road Auth. , 5.00%, 9/15/34	600	671
Montgomery County Toll Road Auth. , 5.00%, 9/15/35	560	625
Montgomery County Toll Road Auth. , 5.00%, 9/15/36	1,400	1,559
Montgomery County Toll Road Auth. , 5.00%, 9/15/38	1,305	1,448
Montgomery County Toll Road Auth. , 5.00%, 9/15/43	3,905	4,299
Montgomery County Toll Road Auth. , 5.00%, 9/15/48	3,925	4,299
New Hope Cultural Ed. Fac. Fin. , Blinn College, Series A, 5.00%,
7/1/57 (16)	10,000	9,999
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing College
Station, Series A, 5.00%, 4/1/29	5,845	5,916
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing College
Station, Series A, 5.00%, 4/1/46	15,645	15,666
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing College
Station, Series A, 5.00%, 4/1/46 (3)	3,120	3,364
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing Denton,
Series A1, 5.00%, 7/1/58 (3)	2,975	3,363

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)

New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (7)	500	594

New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25) (7)	1,520	1,807

New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (7)	6,020	7,156

New Hope Cultural Ed. Fac. Fin. , Legacy Midtown Park, Series
A, 5.50%, 7/1/54	4,525	4,560

New Hope Cultural Ed. Fac. Fin. , MRC Crestview, 5.00%,
11/15/36	550	578

New Hope Cultural Ed. Fac. Fin. , MRC Crestview, 5.00%,
11/15/46	1,550	1,602

New Hope Cultural Ed. Fac. Fin. , MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36	500	449

New Hope Cultural Ed. Fac. Fin. , MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46	1,000	851

New Hope Cultural Ed. Fac. Fin. , MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52	1,000	828

New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/31	1,000	1,053

New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/32	465	486

New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/33	1,000	1,038

New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/34	1,000	1,033

New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/39	1,500	1,527

New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.25%, 10/1/49	6,000	6,088

New Hope Cultural Ed. Fac. Fin. , Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/37	1,700	1,681

New Hope Cultural Ed. Fac. Fin. , Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/42	2,000	1,944

Port Beaumont Navigation Dist. , Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (4)(5)	2,075	2,084

Port Beaumont Navigation Dist. , Jefferson Gulf Coast, Series A,
4.00%, 1/1/50 (4)(5)	3,840	3,877

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin. , Baylor Health Care Sys. ,
Series C, VRDN, 0.09%, 11/15/50	3,300	3,300
Tarrant County Cultural Ed. Fac. Fin. , Buckingham Senior Living
Community, 5.25%, 11/15/35 (1)(2)	900	585
Tarrant County Cultural Ed. Fac. Fin. , Buckingham Senior Living
Community, 5.50%, 11/15/45 (1)(2)	2,875	1,869
Tarrant County Cultural Ed. Fac. Fin. , Buckingham Senior Living
Community, 5.625%, 11/15/41 (1)(2)	3,000	1,950
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/27	1,510	1,784
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/29	1,665	1,957
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/30	1,000	1,167
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/37	2,500	2,839
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series B, 5.00%, 11/15/40	3,875	4,371
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series B, 5.00%, 11/15/46	4,220	4,721
Tarrant County Cultural Ed. Fac. Fin. , Edgemere, Series A,
5.00%, 11/15/45	10,425	8,595
Tarrant County Cultural Ed. Fac. Fin. , Northwest Senior
Housing, 5.25%, 11/15/47	2,020	1,712
Tarrant County Cultural Ed. Fac. Fin. , Stayton at Museum Way,
Series A, 5.75%, 12/1/54	7,428	7,744
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30	10,400	11,138
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31	10,500	11,226
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32	11,000	11,736
Texas Private Activity Bond Surface Transportation, Blueridge
Transport, 5.00%, 12/31/50 (5)	4,150	4,562
Texas Private Activity Bond Surface Transportation, Blueridge
Transport, 5.00%, 12/31/55 (5)	4,060	4,455
Texas Transportation Commission, State Highway 249 Sys. ,
5.00%, 8/1/57	11,045	12,769
		331,472

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
UTAH 0.3%
Murray City Hosp. , IHC Health Services, Series C, VRDN, 0.11%,
5/15/36	1,710	1,710
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (5)	5,500	6,561
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (5)	4,000	4,748
		13,019

VIRGIN ISLANDS 0.1%
Virgin Islands PFA, Matching Fund, Series A, 6.00%, 10/1/39	4,865	4,656
Virgin Islands PFA, Matching Fund, Diageo, Series A, 6.75%,
10/1/37	2,000	2,008
		6,664

VIRGINIA 7.1%
Albemarle County Economic Dev. Auth. , Westminster-
Canterbury Blue Ridge, Series A, 5.00%, 1/1/42	3,250	3,287
Botetourt County, Glebe, Series A, 6.00%, 7/1/34	7,300	7,950
Chesapeake Bay Bridge & Tunnel Dist. , First Tier General
Resolution, 5.00%, 7/1/46	15,835	18,177
Chesapeake Bay Bridge & Tunnel Dist. , First Tier General
Resolution, 5.00%, 7/1/51	14,795	16,876
Chesapeake Expressway Toll Road, Series B, STEP, 7/15/40	7,525	7,784
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
5.00%, 12/1/32	1,650	1,749
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
5.00%, 12/1/42	2,800	2,931
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
5.00%, 12/1/47	2,000	2,088
James City County Economic Dev. Auth. , United Methodist
Homes, Series A, 2.00%, 10/1/48 (1)	1,103	97
James City County Economic Dev. Auth. , United Methodist
Homes, Series A, 6.00%, 6/1/43	5,446	5,656
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement
Community, 5.00%, 1/1/35	4,020	4,168
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement
Community, 5.00%, 1/1/46	5,150	5,268

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)

Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement
Community, 5.375%, 1/1/35	6,250	6,580

Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement
Community, 5.375%, 1/1/46	4,270	4,435

Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/49	3,250	3,365

Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/33	1,000	1,174

Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/34	1,250	1,465

Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/35	2,000	2,340

Tobacco Settlement Financing, Capital Appreciation, Series C,
Zero Coupon, 6/1/47	27,000	5,814

Virginia College Building Auth. , Marymount Univ. , 5.00%,
7/1/45 (4)	5,000	5,022

Virginia College Building Auth. , Marymount Univ. , 5.25%,
7/1/30(4)	1,400	1,456

Virginia College Building Auth. , Marymount Univ. , 5.25%,
7/1/35(4)	1,805	1,854

Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/23 (4)	1,320	1,359

Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/24 (4)	1,390	1,443

Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/25 (4)	1,455	1,522

Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/30 (4)	4,735	4,875

Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/35 (4)	1,200	1,220

Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/45 (4)	3,110	3,124

Virginia Small Business Fin. Auth. , 95 Express Lanes, Series
2012, 5.00%, 1/1/40 (5)	24,620	25,516

Virginia Small Business Fin. Auth. , 95 Express Lanes, Series
2017, 5.00%, 1/1/40 (5)	18,790	19,474

Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
4.75%, 1/1/25 (5)	2,180	2,293

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.00%, 1/1/26 (5)	2,000	2,108
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.00%, 7/1/26 (5)	2,000	2,106
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.50%, 1/1/42 (5)	22,950	24,013
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
6.00%, 1/1/37 (5)	22,735	24,231
Virginia Small Business Fin. Auth. , Transform 66 P3, 5.00%,
12/31/47 (5)	1,500	1,715
Virginia Small Business Fin. Auth. , Transform 66 P3, 5.00%,
12/31/49 (5)	11,000	12,565
Virginia Small Business Fin. Auth. , Transform 66 P3, 5.00%,
12/31/56 (5)	83,735	95,215
		332,315

WASHINGTON 0.7%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44	2,660	2,934
Greater Wenatchee Regional Events Center Pub. Fac. Dist. ,
Series A, 5.00%, 9/1/27	1,600	1,647
Greater Wenatchee Regional Events Center Pub. Fac. Dist. ,
Series A, 5.25%, 9/1/32	1,000	1,026
Greater Wenatchee Regional Events Center Pub. Fac. Dist. ,
Series A, 5.50%, 9/1/42	1,500	1,534
Port of Seattle IDC, Delta Airlines, IDRB, 5.00%, 4/1/30 (5)	3,000	3,186
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/38 (4)	830	853
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/48 (4)	1,900	1,920
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/53 (4)	1,100	1,108
Washington State Housing Fin. Commission, Judson Park,
4.00%, 7/1/28 (4)	225	235
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/33 (4)	225	243
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/38 (4)	650	697

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/48 (4)	2,100	2,230
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46 (4)	3,250	3,353
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51 (4)	6,735	6,930
Washington State Housing Fin. Commission, Transform Age
Project, 2.375%, 1/1/26 (4)	2,975	2,887
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (4)	3,825	3,963
		34,746

WEST VIRGINIA 0.2%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (4)	2,450	2,577
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (4)	2,450	2,583
West Virginia Economic Dev. Auth. , Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25) (5)	3,000	3,115
		8,275

WISCONSIN 2.3%
Platteville Redev. Auth. , UW-Platteville Real Estate, 5.00%,
7/1/42	2,225	2,258
Public Fin. Auth. Ed. , Corvian Community School, Series A,
4.00%, 6/15/29 (4)	1,000	1,013
Public Fin. Auth. Ed. , Corvian Community School, Series A,
5.00%, 6/15/39 (4)	1,000	1,039
Public Fin. Auth. Ed. , Corvian Community School, Series A,
5.00%, 6/15/49 (4)	1,750	1,796
Public Fin. Auth. Ed. , Founders Academy of Las Vegas, 5.00%,
7/1/40 (4)	710	756
Public Fin. Auth. Ed. , Founders Academy of Las Vegas, 5.00%,
7/1/55 (4)	1,450	1,517
Public Fin. Auth. Ed. , Nevada State College, 5.00%, 5/1/55 (4)	6,400	5,558
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37	1,110	1,184

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41	1,660	1,748
Wisconsin HEFA, Marshfield Clinic, Series B, 5.00%, 2/15/40	5,000	5,189
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/37	650	665
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/40	1,000	1,031
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/45	1,300	1,336
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/50	4,680	4,795
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (5)	6,000	6,979
Wisconsin PFA, Celanese, Series C, 4.30%, 11/1/30 (5)	5,000	5,514
Wisconsin PFA, Celanese, Series D, 4.05%, 11/1/30	2,500	2,725
Wisconsin PFA, Church Home of Hartford, Series A, 5.00%,
9/1/30 (4)	800	839
Wisconsin PFA, Church Home of Hartford, Series A, 5.00%,
9/1/38 (4)	1,725	1,779
Wisconsin PFA, Corvian Community School, Series A, 5.125%,
6/15/47 (4)	2,635	2,693
Wisconsin PFA, Founders Academy of Las Vegas, 4.00%,
7/1/30 (4)	400	408
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.25%,
5/15/37 (4)	550	587
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.25%,
5/15/42 (4)	1,230	1,307
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.25%,
5/15/47 (4)	1,225	1,296
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.25%,
5/15/52 (4)	2,300	2,426
Wisconsin PFA, Mountain Island Charter School, 5.00%, 7/1/37	825	892
Wisconsin PFA, Mountain Island Charter School, 5.00%, 7/1/47	2,000	2,143
Wisconsin PFA, Mountain Island Charter School, 5.00%, 7/1/52	4,300	4,596
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (5)	19,730	19,343
Wisconsin PFA, Searstone Retirement Community, Series A,
5.20%, 6/1/37	5,055	5,069

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Wisconsin PFA, Searstone Retirement Community, Series A,
5.30%, 6/1/47	6,000	5,920
Wisconsin PFA, Searstone Retirement Community, Series A,
5.375%, 6/1/52	3,940	3,898
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (4)	2,250	2,334
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (4)	2,000	2,063
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (4)	5,760	5,921
		108,617

Total Municipal Securities (Cost $4,448,652)		4,627,771

COMMON STOCKS 0.0%
Ingevity (2)	1	58
United Airlines Holdings (2)	—	15
Westrock	5	222
Total Common Stocks (Cost $213)		295

Total Investments in Securities 98.9%
(Cost $4,448,865)		$4,628,066
Other Assets Less Liabilities 1.1%		52,302
Net Assets 100.0%		$4,680,368

‡	Par/Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(2)	Non-income producing
(3)	Insured by Assured Guaranty Municipal Corporation
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $583,725 and represents 12.5% of net assets.
(5)	Interest subject to alternative minimum tax
(6)	Insured by Berkshire Hathaway Assurance Corporation
(7)	Prerefunded date is used in determining portfolio maturity.
(8)	Insured by Assured Guaranty Corporation
(9)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10)	Insured by National Public Finance Guarantee Corporation

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

(11)	Insured by ACA Financial Guaranty Corporation
(12)	Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13)	Escrowed to maturity
(14)	Insured by AMBAC Assurance Corporation
(15)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(16)	When-issued security
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
CDA	Community Development Administration/Authority
CDFI	Community Development Financial Institution
DFA	Development Finance Authority
FRN	Floating Rate Note
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corporation
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
PIK	Payment-in-kind
RAC	Revenue Anticipation Certificate
RIB	Residual-Interest Bonds
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The
T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the
Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors;
oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment.
Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 4,627,771	$ —	$ 4,627,771
Common Stocks	295	—	—	295
Total	$295	$ 4,627,771	$ —	$ 4,628,066

1 Includes Municipal Securities.